Material Accounting Policies - Schedule of Functional Currency (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RMB to USD [Member]
Schedule of Functional Currency [Line Items]
Translation currency, Period end rates	USD 1.00= RMB 7.2993	USD 1.00= RMB 7.0999	USD 1.00= RMB 6.8987
Translation currency, Average rates	USD 1.00=RMB 7.1957	USD 1.00=RMB 7.0809	USD 1.00=RMB 6.7347
HKD to USD [Member]
Schedule of Functional Currency [Line Items]
Translation currency, Period end rates	USD 1.00= HKD 7.7677	USD 1.00= HKD 7.8109	USD 1.00= HKD 7.7970
Translation currency, Average rates	USD 1.00=HKD 7.8030	USD 1.00=HKD 7.8292	USD 1.00=HKD 7.8305